GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 95.2%
Dynamic – 8.8%
2,476,700	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	$ 24,147,826
1,514,895	Goldman Sachs Managed Futures Strategy Fund - Class R6	14,936,862
789,315	Goldman Sachs Alternative Premia Fund - Class R6	6,164,550

		45,249,238

Equity – 28.2%
4,440,343	Goldman Sachs Dynamic Global Equity Fund - Class R6	86,231,459
1,752,058	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	17,397,941
1,368,981	Goldman Sachs International Equity Insights Fund - Class R6	16,811,089
787,041	Goldman Sachs Global Infrastructure Fund - Class R6	8,767,639
897,968	Goldman Sachs Global Real Estate Securities Fund - Class R6	8,351,098
601,297	Goldman Sachs International Small Cap Insights Fund - Class R6	6,914,920

		144,474,146

Exchange Traded Funds – 21.6%
837,116	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	56,965,744
969,154	Goldman Sachs Access Investment Grade Corporate Bond ETF	53,458,534

		110,424,278

Fixed Income – 36.6%
12,420,137	Goldman Sachs Global Core Fixed Income Fund - Class R6	167,671,845
780,033	Goldman Sachs Emerging Markets Debt Fund - Class R6	9,407,196
837,082	Goldman Sachs High Yield Fund - Class R6	5,164,796
497,824	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	2,723,096
280,572	Goldman Sachs High Yield Floating Rate Fund - Class R6	2,527,958

		187,494,891

TOTAL UNDERLYING FUNDS – 95.2% (Cost $460,111,060)		$487,642,553

Shares	Dividend Rate	Value

Investment Company(a) – 3.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
15,982,634	0.027%	$ 15,982,634
(Cost $15,982,634)

TOTAL INVESTMENTS – 98.3% (Cost $476,093,694)		$503,625,187

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		8,706,826

NET ASSETS – 100.0%		$512,332,013

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	256,700	SGD	350,000	12/16/20	$272
	USD	3,288,790	GBP	2,470,000	12/16/20	99,978
	USD	6,284,279	EUR	5,300,000	12/16/20	59,145
	USD	1,395,393	AUD	1,910,000	12/16/20	27,064
	USD	1,846,736	CHF	1,680,000	12/16/20	18,353
	USD	47,206	NZD	70,000	12/16/20	900
	USD	59,542	ILS	200,000	12/16/20	1,089
	USD	130,386	NOK	1,150,000	12/16/20	7,068
	USD	542,711	SEK	4,725,000	12/16/20	14,590
	USD	348,963	DKK	2,190,000	12/16/20	3,519

TOTAL						$231,978

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	4,664,948	JPY	495,000,000	12/16/20	$(33,704)
	USD	720,904	HKD	5,590,000	12/16/20	(167)

TOTAL						$(33,871)

FUTURES CONTRACTS — At September 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	134	12/18/20	$22,458,400	$(64,857)
10 Year U.S. Treasury Notes	131	12/21/20	18,278,594	73,445
20 Year U.S. Treasury Bonds	50	12/21/20	8,814,062	15,890

TOTAL FUTURES CONTRACTS				$24,478

PURCHASED OPTIONS CONTRACTS — At September 30, 2020, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$98.25	03/15/2021	95	$237,500	$369,312	$105,908	$263,404
Eurodollar Futures	98.25	06/14/2021	84	210,000	327,600	94,695	232,905
Eurodollar Futures	98.25	09/13/2021	82	205,000	319,800	96,540	223,260

TOTAL			261	$652,500	$1,016,712	$297,143	$719,569

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 95.5%
Dynamic – 7.9%
3,613,879	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	$ 35,235,316
2,191,207	Goldman Sachs Managed Futures Strategy Fund - Class R6	21,605,297
1,145,021	Goldman Sachs Alternative Premia Fund - Class R6	8,942,616

		65,783,229

Equity – 42.7%
10,141,115	Goldman Sachs Dynamic Global Equity Fund - Class R6	196,940,446
5,860,569	Goldman Sachs International Equity Insights Fund - Class R6	71,967,783
4,507,550	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	44,759,969
1,627,818	Goldman Sachs Global Real Estate Securities Fund - Class R6	15,138,708
1,347,030	Goldman Sachs Global Infrastructure Fund - Class R6	15,005,918
1,054,916	Goldman Sachs International Small Cap Insights Fund - Class R6	12,131,534

		355,944,358

Exchange Traded Funds – 27.4%
2,526,237	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	171,910,428
1,029,856	Goldman Sachs Access Investment Grade Corporate Bond ETF	56,806,857

		228,717,285

Fixed Income – 17.5%
8,192,256	Goldman Sachs Global Core Fixed Income Fund - Class R6	110,595,458
1,407,052	Goldman Sachs Emerging Markets Debt Fund - Class R6	16,969,042
1,458,717	Goldman Sachs High Yield Fund - Class R6	9,000,286
935,205	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	5,115,570
470,077	Goldman Sachs High Yield Floating Rate Fund - Class R6	4,235,395

		145,915,751

TOTAL UNDERLYING FUNDS – 95.5% (Cost $734,685,196)		$796,360,623

Shares	Dividend Rate	Value

Investment Company(a) – 2.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
21,954,365	0.027%	$ 21,954,365
(Cost $21,954,365)

TOTAL INVESTMENTS – 98.1% (Cost $756,639,561)		$818,314,988

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		15,954,916

NET ASSETS – 100.0%		$834,269,904

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	293,372	SGD	400,000	12/16/20	$311
	USD	3,801,415	GBP	2,855,000	12/16/20	115,561
	USD	1,614,564	AUD	2,210,000	12/16/20	31,315
	USD	7,268,421	EUR	6,130,000	12/16/20	68,408
	USD	53,949	NZD	80,000	12/16/20	1,029
	USD	2,143,533	CHF	1,950,000	12/16/20	21,303
	USD	71,450	ILS	240,000	12/16/20	1,307
	USD	153,062	NOK	1,350,000	12/16/20	8,297
	USD	628,856	SEK	5,475,000	12/16/20	16,906
	USD	403,140	DKK	2,530,000	12/16/20	4,065

TOTAL						$268,502

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	5,400,031	JPY	573,000,000	12/16/20	$(39,015)
	USD	834,391	HKD	6,470,000	12/16/20	(192)

TOTAL						$(39,207)

FUTURES CONTRACTS — At September 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	169	12/18/20	$28,324,400	$(83,990)
10 Year U.S. Treasury Notes	220	12/21/20	30,696,875	123,343
20 Year U.S. Treasury Bonds	83	12/21/20	14,631,344	26,377

TOTAL FUTURES CONTRACTS				$65,730

PURCHASED OPTIONS CONTRACTS — At September 30, 2020, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$98.25	06/14/2021	137	$342,500	$534,300	$154,443	$379,857
Eurodollar Futures	98.25	09/13/2021	134	335,000	522,600	157,761	364,839
Eurodollar Futures	98.25	03/15/2021	157	392,500	610,337	175,026	435,311

TOTAL			428	$1,070,000	$1,667,237	$487,230	$1,180,007

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 95.8%
Equity – 51.0%
9,591,094	Goldman Sachs Dynamic Global Equity Fund - Class R6	$186,259,046
6,579,925	Goldman Sachs International Equity Insights Fund - Class R6	80,801,479
4,411,004	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	43,801,269
1,291,149	Goldman Sachs Global Infrastructure Fund - Class R6	14,383,402
1,404,874	Goldman Sachs Global Real Estate Securities Fund - Class R6	13,065,325
1,134,028	Goldman Sachs International Small Cap Insights Fund - Class R6	13,041,323

		351,351,844

Fixed Income – 4.3%
1,231,883	Goldman Sachs Emerging Markets Debt Fund - Class R6	14,856,506
1,444,926	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	7,903,745
1,173,545	Goldman Sachs High Yield Fund - Class R6	7,240,773

		30,001,024

Dynamic – 5.7%
2,168,116	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	21,139,133
1,244,634	Goldman Sachs Managed Futures Strategy Fund - Class R6	12,272,095
724,767	Goldman Sachs Alternative Premia Fund - Class R6	5,660,430

		39,071,658

Exchange Traded Funds – 34.8%
3,167,430	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	215,543,611
436,567	Goldman Sachs Access Investment Grade Corporate Bond ETF	24,081,036

		239,624,647

TOTAL UNDERLYING FUNDS – 95.8% (Cost $595,981,803)		$660,049,173

Shares	Distribution Rate	Value

Investment Company(a) – 2.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
17,375,229	0.027%	$ 17,375,229
(Cost $17,375,229)

TOTAL INVESTMENTS – 98.3% (Cost $613,357,032)		$677,424,402

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		11,904,096

NET ASSETS – 100.0%		$689,328,498

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	286,819	DKK	1,800,000	12/16/20	$2,892
	USD	107,710	NOK	950,000	12/16/20	5,839
	USD	447,952	SEK	3,900,000	12/16/20	12,043
	USD	212,694	SGD	290,000	12/16/20	226
	USD	2,696,275	GBP	2,025,000	12/16/20	81,966
	USD	1,146,998	AUD	1,570,000	12/16/20	22,246
	USD	5,157,852	EUR	4,350,000	12/16/20	48,544
	USD	1,516,962	CHF	1,380,000	12/16/20	15,076
	USD	40,462	NZD	60,000	12/16/20	772
	USD	47,633	ILS	160,000	12/16/20	871

TOTAL						$190,475

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	3,826,200	JPY	406,000,000	12/16/20	$(27,644)
	USD	591,940	HKD	4,590,000	12/16/20	(138)

TOTAL						$(27,782)

FUTURES CONTRACTS — At September 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	125	12/18/20	$20,950,000	$(60,429)
10 Year U.S. Treasury Notes	145	12/21/20	20,232,031	81,294
20 Year U.S. Treasury Bonds	57	12/21/20	10,048,031	18,114

TOTAL FUTURES CONTRACTS				$38,979

PURCHASED OPTIONS CONTRACTS — At September 30, 2020, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$98.25	03/15/2021	148	$370,000	$575,350	$164,993	$410,357
Eurodollar Futures	98.25	06/14/2021	128	320,000	499,200	144,297	354,903
Eurodollar Futures	98.25	09/13/2021	125	312,500	487,500	147,165	340,335

TOTAL			401	$1,002,500	$1,562,050	$456,455	$1,105,595

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 99.9%
Equity – 54.3%
3,288,624	Goldman Sachs Global Real Estate Securities Fund - Class R6	$ 30,584,200
2,349,682	Goldman Sachs Global Infrastructure Fund - Class R6	26,175,455
1,779,857	Goldman Sachs International Small Cap Insights Fund - Class R6	20,468,358
408,930	Goldman Sachs Emerging Markets Equity Fund - Class R6	10,284,588
624,065	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	6,196,963
107,048	Goldman Sachs MLP Energy Infrastructure Fund - Class R6	1,574,675

		95,284,239

Exchange Traded Funds – 5.3%
285,554	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	9,363,316

Fixed Income – 40.3%
2,527,786	Goldman Sachs Emerging Markets Debt Fund - Class R6	30,485,094
3,329,855	Goldman Sachs High Yield Fund - Class R6	20,545,207
1,218,344	Goldman Sachs High Yield Floating Rate Fund - Class R6	10,977,284
1,604,281	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	8,775,419

		70,783,004

TOTAL UNDERLYING FUNDS – 99.9% (Cost $157,264,886)		$175,430,559

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		103,721

NET ASSETS – 100.0%		$175,534,280

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The valuation policy of the Portfolios and underlying funds (“Underlying Funds”) is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

C. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Portfolios invest primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

D. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

E. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of September 30, 2020:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$45,249,238	$—	$—
Equity	144,474,146	—	—
Exchange Traded Funds	110,424,278	—	—
Fixed Income	187,494,891	—	—
Investment Companies	15,982,634	—	—

Total	$503,625,187	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$231,978	$—
Futures Contracts(a)	89,335	—	—
Options Purchased	1,016,712	—	—

Total	$1,106,047	$231,978	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(33,871)	$—
Futures Contracts	(64,857)	—	—

Total	$(64,857)	$(33,871)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$65,783,229	$—	$—
Equity	355,944,358	—	—
Exchange Traded Funds	228,717,285	—	—
Fixed Income	145,915,751	—	—
Investment Companies	21,954,365	—	—

Total	$818,314,988	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$268,502	$—
Futures Contracts(a)	149,720	—	—
Options Purchased	1,667,237	—	—

Total	$1,816,957	$268,502	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(39,207)	$—
Futures Contracts	(83,990)	—	—

Total	$(83,990)	$(39,207)	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Equity	$351,351,844	$—	$—
Fixed Income	30,001,024	—	—
Dynamic	39,071,658	—	—
Exchange Traded Funds	239,624,647	—	—
Investment Companies	17,375,229	—	—

Total	$677,424,402	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$190,475	$—
Futures Contracts(a)	99,408	—	—
Options Purchased	1,562,050	—	—

Total	$1,661,458	$190,475	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(27,782)	$—
Futures Contracts	(60,429)	—	—

Total	$(60,429)	$(27,782)	$—

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Equity	$95,284,239	$—	$—
Exchange Traded Funds	9,363,316	—	—
Fixed Income	70,783,004	—	—

Total	$175,430,559	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund ‘s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolios’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.